Income Taxes - Summary Of Unrecognized Tax Benefits Roll Forward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Beginning balance	$ 5,256	$ 2,360
Increases related to tax positions taken during a prior year	750	202
Increases related to tax positions taken during the current year	11,962	2,772
Decreases related to tax positions taken during a prior year	(134)	(78)
Decreases related to tax settlements with taxing authorities	0	0
Ending balance	$ 17,834	$ 5,256